INCOME TAX (Schedule of Income Tax Reconciliation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Pretax income	$ 55,546	$ 50,054	$ 41,833
Statutory tax rate	24.00%	25.00%	26.50%
Tax computed at the ordinary tax rate	$ 13,331	$ 12,514	$ 11,086
Nondeductible expenses (income)	(815)	766	526
Losses in respect of which no deferred taxes were generated (including changes in valuation allowance)	243	(151)	831
Deductible financial expenses recorded to other comprehensive income	(113)	90	(439)
Tax adjustment in respect of different tax rates	3,119	2,040	1,411
Taxes in respect of withholding at the source from royalties and dividends	542	95	78
Adjustment in respect of tax rate deriving from "approved enterprises"	(436)	(501)	(405)
Others	1,834	24	(266)
Income tax expense (benefit)	$ 17,705	$ 14,877	$ 12,822